Shareholders Equity (Tables)	6 Months Ended
Jun. 30, 2015
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	June 30, 2015		December 31, 2014		December 31, 2013
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	1,095,850	2.76	1,310,850	2.70	810,850	3.18
Granted	-	-	-	-	500,000	1.91
Exercised	-	-	(750)	3.99	-	-
Forfeited	(106,250)	2.88	(90,250)	2.07	-	-
Expired	-	-	(124,000)	2.60	-	-
Outstanding at the end of the period	989,600	2.74	1,095,850	2.76	1,310,850	2.70
Exercisable at the end of the period	797,100	2.95	784,600	3.09	743,347	3.27
Shares purchase options available for grant on at end of period	232,428		83,428		83,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	364,588	2.3	3.99	-	364,588	3.99	-
2.38	149,100	5.0	2.38	78,224	149,100	2.38	78,224
1.91	400,000	7.5	1.91	397,855	207,500	1.91	206,387
1.88	75,912	5.5	1.88	77,782	75,912	1.88	77,782
1.88 to 3.99	989,600	5.0	2.74	553,861	797,100	2.95	362,393